INCOME TAX (Components of Deferred Tax Provision (Benefit)) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Deferred tax provision (benefit)	$ (159,000)	$ (355,000)
Book depreciation exceeding (less than) tax depreciation [Member]
Deferred tax provision (benefit)	291,723	(1,691,703)
Increase in reserve for bad debts [Member]
Deferred tax provision (benefit)	(65,109)	(17,220)
Lease Expense Per Book in Excess of Cash Paid [Member]
Deferred tax provision (benefit)	(360,537)	2,477,725
Federal Net Operating Loss Carryforward [Member]
Deferred tax provision (benefit)	(406,742)	(924,647)
State net operating loss carryforward [Member]
Deferred tax provision (benefit)	(116,410)	(22,687)
Decrease of rental income received in advance [Member]
Deferred tax provision (benefit)	27,111	39,637
Anticipated PPP Loan Expenses to be Forgiven [Member]
Deferred tax provision (benefit)	199,390	(199,390)
Increase (decrease) in unbilled receivables [Member]
Deferred tax provision (benefit)	156,686	(47,962)
Other Deferred Income Tax Expense [Member]
Deferred tax provision (benefit)	$ 114,888	$ 31,247